Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 11.9%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,589,807
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	4,488,371
05/15/2037	5.000%	2,250,000	2,528,908
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	370,593
05/15/2030	5.000%	500,000	558,192
City of Los Angeles Department of Airports(a)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,836,248
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,321,071
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,883,245
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,115,886
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,087,201
Series 2014C
03/01/2030	5.000%	2,500,000	2,596,537
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,100,379
07/01/2034	5.000%	700,000	768,338
San Diego County Regional Airport Authority(a)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,674,196
Subordinated Series 2020
07/01/2036	5.000%	495,000	543,548
07/01/2039	5.000%	400,000	435,781
Revenue Bonds
Subordinated Series 2021B
07/01/2039	4.000%	250,000	250,439
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,185,305
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,610,236
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Refunding Revenue Bonds
Series 2020A-2
05/01/2039	4.000%	750,000	752,145
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,450,000	4,887,391
Total			41,583,817
Charter Schools 4.2%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	295,461
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	1,000,000	1,051,024
08/01/2030	5.000%	1,380,000	1,445,295
08/01/2031	5.000%	850,000	887,015
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,571,695
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	323,315
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,044,390
Series 2018
08/01/2038	5.000%	1,000,000	1,047,866
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,293,953
Series 2017
07/01/2037	5.000%	3,090,000	3,249,176
Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	615,093
Total			14,824,283
Higher Education 6.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,622,643
04/01/2035	5.000%	2,000,000	2,180,522
Series 2018-A
12/01/2036	5.000%	1,000,000	1,068,514
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,076,389
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	846,033
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	416,798
04/01/2026	5.000%	1,000,000	1,053,438
Biola University
Series 2017
10/01/2031	5.000%	540,000	582,211
10/01/2032	5.000%	615,000	661,713
10/01/2033	5.000%	625,000	669,699
10/01/2034	5.000%	570,000	609,027
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	241,457
10/01/2036	5.000%	250,000	267,675
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	519,651
10/01/2028	5.000%	840,000	865,026
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,984,951
04/01/2036	5.000%	1,120,000	1,246,588
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,352,897
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(b)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,015,300
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,205,836
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	380,000	386,996
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	255,000	257,975
University of California
Refunding Revenue Bonds
Series 2022S
05/15/2030	5.000%	2,000,000	2,393,911
Total			22,525,250
Hospital 9.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,087,348
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	943,546
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,610,092
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	338,275
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,095,970
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,745,523
02/01/2034	5.000%	500,000	547,004
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,155,146

2	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	315,254
Series 2017
11/15/2034	5.000%	250,000	276,176
11/15/2035	5.000%	270,000	297,777
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,579,062
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,093,403
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2033	5.000%	2,770,000	2,981,144
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	496,466
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2028	4.000%	360,000	373,812
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,176,318
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	454,112
08/01/2034	5.000%	650,000	692,668
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	2,943,966
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,088,360
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,194,121
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	533,175
01/01/2036	4.000%	1,000,000	991,713
Total			32,010,431
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,212,609
Joint Power Authority 0.5%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,640,866
Local Appropriation 2.7%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,684,178
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,101,949
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,562,673
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,162,711
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	971,906
06/01/2034	5.000%	775,000	883,492
Total			9,366,909

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 8.1%
Bellevue Union School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	459,289
08/01/2031	0.000%	615,000	463,100
Chula Vista Elementary School District(c)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,128,707
Compton Unified School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,990,350
06/01/2024	0.000%	1,925,000	1,846,090
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,166,556
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	529,642
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,549,334
Encinitas Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	661,592
Long Beach Unified School District(c)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	991,179
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,562,944
Monterey Peninsula Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,818,906
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Napa Valley Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,656,433
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	708,705
Pomona Unified School District(c)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	713,328
Rancho Santiago Community College District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,877,110
Rescue Union School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	993,825
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	531,479
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,072,616
08/01/2032	5.000%	1,500,000	1,596,855
Total			28,318,040
Multi-Family 1.2%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,151,299	1,169,152
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	411,122
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,029,985

4	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	391,953
Series 2017
05/15/2032	5.000%	1,000,000	1,052,454
Total			4,054,666
Municipal Power 5.7%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,409,764
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,121,943
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	465,017
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,964,133
Series 2019B
07/01/2031	5.000%	5,000,000	5,809,930
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,798,882
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,136,870
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,344,944
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	900,102
01/01/2031	5.000%	1,000,000	1,057,778
Series 2020
01/01/2038	5.000%	1,650,000	1,879,408
Total			19,888,771
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.8%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	417,452
09/01/2034	4.000%	600,000	616,231
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	362,702
02/01/2033	4.000%	500,000	516,029
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	667,811
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	384,324
Total			2,964,549
Pool / Bond Bank 0.7%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bonds
Series 2019
10/01/2031	5.000%	2,120,000	2,465,868
Ports 2.0%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	796,298
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	325,893
03/01/2038	4.000%	405,000	417,252
03/01/2039	4.000%	1,260,000	1,294,245
Port of Los Angeles(a)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	1,897,390
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,034,609
09/01/2028	5.000%	1,100,000	1,137,498
Total			6,903,185

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 1.6%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds
Series 2021B-1 (Mandatory Put 08/01/2031)
02/01/2052	4.000%	3,500,000	3,604,584
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,890,000	2,135,877
Total			5,740,461
Recreation 0.5%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,690,592
Refunded / Escrowed 7.7%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,231,689
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,295,236
California School Finance Authority(b)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	915,000	972,259
California State Public Works Board
Prerefunded 11/01/22 Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	4,000,000	4,036,248
California Statewide Communities Development Authority
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,447,673
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,069,723
Prerefunded 11/15/23 Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,043,937
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,367,376
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	4,000,000	4,246,565
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,554,175
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	2,884,380
Total			27,149,261
Retirement Communities 5.5%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Odd Fellows Home of California
Series 2012A
04/01/2032	5.000%	4,750,000	4,838,303
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	336,293
07/01/2029	5.000%	300,000	324,872
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	507,328
10/01/2035	4.000%	1,000,000	1,012,876
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,043,961
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	439,428
11/15/2030	5.000%	600,000	681,707
11/15/2032	5.000%	850,000	978,115
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	1,877,214

6	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,720,677
10/01/2026	5.000%	1,000,000	1,075,022
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	162,626
Series 2021
04/01/2038	4.000%	750,000	746,355
04/01/2039	4.000%	750,000	743,119
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	314,984
07/01/2036	4.000%	430,000	448,119
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,007,832
Total			19,258,831
Sales Tax 1.0%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,591,143
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	680,621
06/01/2036	5.000%	1,180,000	1,301,109
Total			3,572,873
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	434,710
06/01/2034	4.000%	250,000	259,922
Total			694,632
Special Property Tax 13.8%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	708,384
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	727,069
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,402,415
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	366,336
09/02/2032	5.000%	340,000	381,763
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	901,852
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,500,635
09/01/2026	5.000%	1,000,000	1,065,192
09/01/2027	5.000%	1,000,000	1,065,229
09/01/2030	5.000%	815,000	863,972
09/01/2031	5.000%	590,000	624,356
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,139,956
10/01/2031	5.000%	1,640,000	1,793,569
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	556,429
05/01/2033	5.000%	1,000,000	1,109,017
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,210,595
09/01/2031	5.000%	2,720,000	2,906,233
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	563,946
09/01/2030	5.000%	625,000	664,503
09/01/2032	5.000%	625,000	663,316
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,045,846

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,215,128
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	380,803
09/01/2033	5.000%	730,000	826,642
09/01/2034	5.000%	500,000	564,572
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	996,691
10/01/2030	5.000%	350,000	391,530
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,091,459
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	742,062
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,337,458
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,592,928
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	301,347
08/01/2031	5.000%	355,000	387,600
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	738,494
08/01/2032	5.000%	580,000	637,820
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	237,738
08/01/2030	5.000%	175,000	184,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,009,056
08/01/2029	5.000%	1,000,000	1,077,434
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	313,752
12/01/2024	5.000%	400,000	430,161
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	577,091
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,283,297
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,403,692
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	615,069
09/01/2026	5.000%	700,000	761,045
Total			48,358,082
State Appropriated 5.7%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2020C
03/01/2033	5.000%	1,800,000	2,111,105
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,925,746
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2015A
06/01/2028	5.000%	1,175,000	1,273,321
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,839,641
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,124,531
Series 2014E
09/01/2030	5.000%	1,500,000	1,589,433

8	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,176,343
Total			20,040,120
State General Obligation 2.3%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,179,338
Various Purpose
Series 2021
10/01/2039	4.000%	2,500,000	2,655,577
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,176,518
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,176,614
Total			8,188,047
Tobacco 0.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	279,466
06/01/2032	5.000%	250,000	276,883
06/01/2033	5.000%	250,000	275,433
06/01/2034	4.000%	200,000	204,106
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,354,028
Total			2,389,916
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	360,226
10/01/2037	5.000%	300,000	341,957
Total			702,183
Turnpike / Bridge / Toll Road 1.7%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,135,165
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency(c)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,303,400
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	382,775
Total			5,821,340
Water & Sewer 3.8%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	552,317
09/01/2035	5.000%	830,000	914,463
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,729,474
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	766,102
11/15/2026	5.000%	1,000,000	1,100,853
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	968,351
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2024	5.000%	1,050,000	1,122,745
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,046,470
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	615,047
02/01/2036	4.000%	1,325,000	1,390,502
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,584,081

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	422,514
09/01/2038	4.000%	325,000	341,214
09/01/2039	4.000%	600,000	628,526
Total			13,182,659
Total Municipal Bonds (Cost $344,990,137)			344,548,241

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.986%(e)	98,043	98,033
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(e)	2,515,290	2,515,290
Total Money Market Funds (Cost $2,613,332)		2,613,323
Total Investments in Securities (Cost: $347,603,469)		347,161,564
Other Assets & Liabilities, Net		3,458,521
Net Assets		350,620,085
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $19,629,309, which represents 5.60% of total net assets.
(c)	Zero coupon bond.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2022.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2022

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